T. ROWE PRICE Short Duration Income Fund
August 31, 2025 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES  23.5%
Car Loan  5.7%
Ally Auto Receivables Trust
Series 2023-A, Class B
6.01%, 1/17/34 (1) 23 24
Ally Bank Auto Credit-Linked Notes
Series 2024-A, Class C
6.022%, 5/17/32 (1) 141 143
Ally Bank Auto Credit-Linked Notes
Series 2024-B, Class C
5.215%, 9/15/32 (1) 171 172
Ally Bank Auto Credit-Linked Notes
Series 2025-A, Class B
4.648%, 6/15/33 (1) 250 251
Avis Budget Rental Car Funding AESOP
Series 2022-5A, Class C
6.24%, 4/20/27 (1) 100 100
Avis Budget Rental Car Funding AESOP
Series 2023-2A, Class C
6.18%, 10/20/27 (1) 100 101
Avis Budget Rental Car Funding AESOP
Series 2023-2A, Class D
7.26%, 10/20/27 (1) 100 101
Avis Budget Rental Car Funding AESOP
Series 2023-3A, Class D
7.32%, 2/20/28 (1) 100 101
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class C, FRN
SOFR30A + 1.50%, 5.848%, 12/26/31 (1) 122 123
CarMax Auto Owner Trust
Series 2022-4, Class D
8.08%, 4/16/29  200 208
CarMax Auto Owner Trust
Series 2023-2, Class D
6.55%, 10/15/29  135 139
Carvana Auto Receivables Trust
Series 2021-N3, Class B
0.66%, 6/12/28  57 55
Carvana Auto Receivables Trust
Series 2021-N4, Class D
2.30%, 9/11/28  27 27
Carvana Auto Receivables Trust
Series 2021-P1, Class D
1.82%, 12/10/27  30 30

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Carvana Auto Receivables Trust
Series 2024-N2, Class B
5.67%, 9/10/30 (1) 60 61
Carvana Auto Receivables Trust
Series 2024-N2, Class C
5.82%, 9/10/30 (1) 80 82
Chase Auto Credit Linked Notes
Series 2025-1, Class C
4.851%, 2/25/33 (1) 377 379
Enterprise Fleet Financing
Series 2023-2, Class A2
5.56%, 4/22/30 (1) 102 102
Exeter Automobile Receivables Trust
Series 2022-4A, Class D
5.98%, 12/15/28  45 45
Exeter Automobile Receivables Trust
Series 2024-1A, Class C
5.41%, 5/15/30  400 405
Exeter Automobile Receivables Trust
Series 2024-2A, Class C
5.74%, 5/15/29  60 61
Exeter Automobile Receivables Trust
Series 2025-2A, Class B
4.92%, 9/17/29  140 141
Exeter Automobile Receivables Trust
Series 2025-4A, Class C
4.57%, 6/16/31  285 286
Exeter Select Automobile Receivables Trust
Series 2025-1, Class B
4.87%, 8/15/31  149 151
Exeter Select Automobile Receivables Trust
Series 2025-2, Class B
4.63%, 11/17/31  135 136
Ford Credit Floorplan Master Owner Trust
Series 2023-1, Class B
5.31%, 5/15/28 (1) 100 100
Ford Credit Floorplan Master Owner Trust
Series 2023-1, Class D
6.62%, 5/15/28 (1) 145 146
Ford Credit Floorplan Master Owner Trust
Series 2024-1, Class B
5.48%, 4/15/29 (1) 100 102
GM Financial Consumer Automobile Receivables Trust
Series 2023-1, Class B
5.03%, 9/18/28  35 35

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
GM Financial Consumer Automobile Receivables Trust
Series 2023-3, Class C
5.92%, 2/16/29  45 46
GMF Floorplan Owner Revolving Trust
Series 2023-1, Class B
5.73%, 6/15/28 (1) 230 232
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1
6.153%, 5/20/32 (1) 134 135
Huntington Bank Auto Credit-Linked Notes
Series 2024-2, Class B1
5.442%, 10/20/32 (1) 335 338
Huntington Bank Auto Credit-Linked Notes
Series 2025-1, Class B
4.957%, 3/21/33 (1) 209 210
Hyundai Auto Lease Securitization Trust
Series 2025-B, Class A3
4.53%, 4/17/28 (1) 100 101
Hyundai Auto Lease Securitization Trust
Series 2025-B, Class B
4.94%, 8/15/29 (1) 105 106
Navistar Financial Dealer Note Master Owner Trust
Series 2024-1, Class C
6.13%, 4/25/29 (1) 35 35
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class D
6.663%, 12/15/33 (1) 150 152
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class E
8.408%, 12/15/33 (1) 186 189
Santander Bank Auto Credit-Linked Notes
Series 2024-A, Class C
5.818%, 6/15/32 (1) 194 196
Santander Consumer Auto Receivables Trust
Series 2021-CA, Class C
2.97%, 6/15/28 (1) 28 28
Securitized Term Auto Receivables Trust
Series 2025-A, Class B
5.038%, 7/25/31 (1) 37 37
Securitized Term Auto Receivables Trust
Series 2025-B, Class B
4.925%, 12/29/32 (1) 31 32
Securitized Term Auto Receivables Trust
Series 2025-B, Class C
5.121%, 12/29/32 (1) 9 9

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-BA, Class B
4.47%, 7/20/29 (1) 85 85
Wheels Fleet Lease Funding 1
Series 2024-1A, Class A1
5.49%, 2/18/39 (1) 74 75
Wheels Fleet Lease Funding 1
Series 2025-2A, Class B
4.61%, 5/18/40 (1) 300 302
Wheels Fleet Lease Funding 1
Series 2025-2A, Class C
4.86%, 5/18/40 (1) 300 302
6,417
Other Asset-Backed Securities  17.0%
Affirm Master Trust
Series 2025-2A, Class B
5.06%, 7/15/33 (1) 210 211
Alinea
Series 2018-1A, Class BR, CLO, FRN
3M TSFR + 1.15%, 5.475%, 7/20/31 (1) 250 250
AMSR Trust
Series 2021-SFR2, Class C
1.877%, 8/17/38 (1) 220 213
Amur Equipment Finance Receivables X
Series 2022-1A, Class C
2.37%, 4/20/28 (1) 150 150
Amur Equipment Finance Receivables XIII
Series 2024-1A, Class B
5.37%, 1/21/31 (1) 100 102
Anthelion
Series 2025-1A, Class A1, CLO, FRN
3M TSFR + 1.50%, 5.819%, 7/20/36 (1) 250 250
Apidos XXXII
Series 2019-32A, Class DR, CLO, FRN
3M TSFR + 2.75%, 7.075%, 1/20/33 (1) 250 249
Arbys Funding
Series 2020-1A, Class A2
3.237%, 7/30/50 (1) 166 160
Battalion XII
Series 2018-12A, Class BRR, CLO, FRN
3M TSFR + 1.20%, 5.385%, 5/17/31 (1) 250 250
Battalion XV
Series 2020-15A, Class A1RR, CLO, FRN
3M TSFR + 0.98%, 5.302%, 1/17/33 (1) 239 239
Battalion XV
Series 2020-15A, Class CR, CLO, FRN
3M TSFR + 1.90%, 6.222%, 1/17/33 (1) 250 250

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Battalion XXI
Series 2021-21A, Class BR, CLO, FRN
3M TSFR + 1.70%, 6.018%, 7/15/34 (1) 250 250
Blue Owl Asset Leasing Trust
Series 2024-1A, Class D
8.00%, 12/15/31 (1) 250 254
BlueMountain
Series 2016-3A, Class A1R2, CLO, FRN
3M TSFR + 1.20%, 5.411%, 11/15/30 (1) 89 89
BlueMountain
Series 2018-3A, Class A1R, CLO, FRN
3M TSFR + 1.19%, 5.508%, 10/25/30 (1) 131 131
Bowling Green Park
Series 2019-1A, Class ARR, CLO, FRN
3M TSFR + 1.00%, 5.329%, 4/18/35 (1) 250 250
BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33 (1) 72 72
Chenango Park
Series 2018-1A, Class BR, CLO, FRN
3M TSFR + 1.80%, 6.118%, 4/15/30 (1) 250 250
CIFC Funding
Series 2016-1A, Class D1R3, CLO, FRN
3M TSFR + 2.30%, 6.625%, 10/21/31 (1) 250 245
Clarus Capital Funding
Series 2024-1A, Class B
4.79%, 8/20/32 (1) 100 100
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 110 108
DB Master Finance
Series 2019-1A, Class A2II
4.021%, 5/20/49 (1) 89 89
Dell Equipment Finance Trust
Series 2024-1, Class D
6.12%, 9/23/30 (1) 100 102
Dell Equipment Finance Trust
Series 2024-2, Class B
4.82%, 8/22/30 (1) 100 101
Dell Equipment Finance Trust
Series 2024-2, Class D
5.29%, 2/24/31 (1) 100 101
Dell Equipment Finance Trust
Series 2025-1, Class C
5.25%, 2/24/31 (1) 100 102

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
DLLAD
Series 2023-1A, Class A3
4.79%, 1/20/28 (1) 40 40
Driven Brands Funding
Series 2019-2A, Class A2
3.981%, 10/20/49 (1) 207 205
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (1) 348 340
Dryden Senior Loan Fund
Series 2016-45A, Class BRR, CLO, FRN
3M TSFR + 1.65%, 5.968%, 10/15/30 (1) 250 250
Elara HGV Timeshare Issuer
Series 2019-A, Class A
2.61%, 1/25/34 (1) 28 28
Elara HGV Timeshare Issuer
Series 2019-A, Class C
3.45%, 1/25/34 (1) 12 12
FirstKey Homes Trust
Series 2020-SFR2, Class D
1.968%, 10/19/37 (1) 225 223
FOCUS Brands Funding
Series 2023-2, Class A2
8.241%, 10/30/53 (1) 147 157
Fortress Credit BSL VII
Series 2019-1A, Class BR, CLO, FRN
3M TSFR + 1.65%, 5.969%, 7/23/32 (1) 250 250
Fortress Credit BSL VIII
Series 2019-2A, Class A2R, CLO, FRN
3M TSFR + 1.40%, 5.725%, 10/20/32 (1) 250 250
Fortress Credit BSL XV
Series 2022-2A, Class AR, CLO, FRN
3M TSFR + 1.40%, 5.729%, 10/18/33 (1) 250 250
Frontier Issuer
Series 2023-1, Class C
11.50%, 8/20/53 (1) 120 126
Frontier Issuer
Series 2024-1, Class C
11.16%, 6/20/54 (1) 325 366
Galaxy XX
Series 2015-20A, Class D1R, CLO, FRN
3M TSFR + 2.862%, 7.187%, 4/20/31 (1) 250 250
Golub Capital Partners Static
Series 2024-1A, Class BR, CLO, FRN
3M TSFR + 1.50%, 5.826%, 7/20/35 (1) 250 248

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Goto Foods Funding
Series 2017-1A, Class A2II
5.093%, 4/30/47 (1) 321 320
GreatAmerica Leasing Receivables Funding
Series 2024-1, Class A2
5.32%, 8/17/26 (1) 108 109
Hardee's Funding
Series 2020-1A, Class A2
3.981%, 12/20/50 (1) 239 229
Hilton Grand Vacations Trust
Series 2019-AA, Class B
2.54%, 7/25/33 (1) 36 36
Hilton Grand Vacations Trust
Series 2023-1A, Class C
6.94%, 1/25/38 (1) 42 43
Hilton Grand Vacations Trust
Series 2025-1A, Class B
5.18%, 5/27/42 (1) 179 182
Home Partners of America Trust
Series 2022-1, Class D
4.73%, 4/17/39 (1) 95 94
HPEFS Equipment Trust
Series 2023-2A, Class D
6.97%, 7/21/31 (1) 100 102
HPEFS Equipment Trust
Series 2024-2A, Class D
5.82%, 4/20/32 (1) 100 102
Jack in the Box Funding
Series 2022-1A, Class A2I
3.445%, 2/26/52 (1) 353 342
KKR
Series 18, Class A12R, CLO, FRN
3M TSFR + 1.05%, 10/18/35 (1)(2) 450 450
Madison Park Funding XXIV
Series 2016-24A, Class CR2, CLO, FRN
3M TSFR + 2.05%, 6.375%, 10/20/29 (1) 250 250
Marble Point XIV
Series 2018-2A, Class A12R, CLO, FRN
3M TSFR + 1.20%, 5.525%, 1/20/32 (1) 194 194
Marble Point XV
Series 2019-1A, Class A1R2, CLO, FRN
3M TSFR + 1.04%, 5.359%, 7/23/32 (1) 219 219
Milos
Series 2017-1A, Class BR, CLO, FRN
3M TSFR + 1.812%, 6.137%, 10/20/30 (1) 250 250

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
MMAF Equipment Finance
Series 2020-A, Class A3
0.97%, 4/9/27 (1) 38 38
MVW
Series 2021-1WA, Class C
1.94%, 1/22/41 (1) 23 22
MVW
Series 2021-2A, Class C
2.23%, 5/20/39 (1) 60 58
MVW
Series 2023-1A, Class C
6.54%, 10/20/40 (1) 85 87
MVW
Series 2024-1A, Class A
5.32%, 2/20/43 (1) 174 178
Nassau
Series 2018-IIA, Class A, CLO, FRN
3M TSFR + 1.542%, 5.859%, 10/15/31 (1) 71 71
Neuberger Berman Loan Advisers
Series 2021-43A, Class AR, CLO, FRN
3M TSFR + 1.05%, 5.372%, 7/17/36 (1) 250 249
NMEF Funding
Series 2024-A, Class A2
5.15%, 12/15/31 (1) 146 146
NMEF Funding
Series 2025-A, Class A2
4.72%, 7/15/32 (1) 100 100
Northwoods Capital XIV-B
Series 2018-14BA, Class AR, CLO, FRN
3M TSFR + 1.25%, 5.478%, 11/13/31 (1) 155 156
Octagon Investment Partners 39
Series 2018-3A, Class AR, CLO, FRN
3M TSFR + 1.15%, 5.475%, 10/20/30 (1) 72 72
Octagon Investment Partners XXI
Series 2014-1A, Class A2R4, CLO, FRN
3M TSFR + 1.15%, 5.383%, 2/14/31 (1) 250 250
Octane Receivables Trust
Series 2022-1A, Class B
4.90%, 5/22/28 (1) 70 70
Octane Receivables Trust
Series 2022-2A, Class C
6.29%, 7/20/28 (1) 200 202
Octane Receivables Trust
Series 2024-1A, Class A2
5.68%, 5/20/30 (1) 50 50

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Octane Receivables Trust
Series 2024-3A, Class C
5.51%, 10/20/31 (1) 100 102
OZLM Funding II
Series 2012-2A, Class AR4, CLO, FRN
3M TSFR + 1.20%, 5.53%, 7/30/37 (1) 250 251
Palmer Square Loan Funding
Series 2022-4A, Class BR, CLO, FRN
3M TSFR + 1.65%, 5.969%, 7/24/31 (1) 250 250
PEAC Solutions Receivables
Series 2025-1A, Class A3
5.04%, 7/20/32 (1) 100 102
Post Road Equipment Finance
Series 2024-1A, Class C
5.81%, 10/15/30 (1) 100 102
Progress Residential
Series 2021-SFR3, Class A
1.637%, 5/17/26 (1) 147 146
Progress Residential
Series 2021-SFR3, Class E1
2.538%, 5/17/26 (1) 250 247
Progress Residential
Series 2021-SFR3, Class E2
2.688%, 5/17/26 (1) 100 99
Progress Residential
Series 2021-SFR3, Class F
3.436%, 5/17/26 (1) 385 381
Progress Residential Trust
Series 2021-SFR6, Class E1
2.425%, 7/17/38 (1) 200 196
Progress Residential Trust
Series 2021-SFR8, Class C
1.931%, 10/17/38 (1) 200 195
Regatta XIII Funding
Series 2018-2A, Class CR, CLO, FRN
3M TSFR + 2.70%, 7.018%, 7/15/31 (1) 250 251
Romark II
Series 2018-2A, Class A2R, CLO, FRN
3M TSFR + 1.65%, 5.968%, 7/25/31 (1) 250 251
Sabey Data Center Issuer
Series 2021-1, Class A2
1.881%, 6/20/46 (1) 100 98
SCF Equipment Leasing
Series 2023-1A, Class A3
6.17%, 5/20/32 (1) 148 150

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
SCF Equipment Trust
Series 2025-1A, Class A2
4.82%, 7/22/30 (1) 111 112
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 85 87
ServiceMaster Funding
Series 2020-1, Class A2I
2.841%, 1/30/51 (1) 234 220
Sierra Timeshare Receivables Funding
Series 2021-1A, Class B
1.34%, 11/20/37 (1) 32 31
Sierra Timeshare Receivables Funding
Series 2021-1A, Class C
1.79%, 11/20/37 (1) 11 10
Sierra Timeshare Receivables Funding
Series 2021-1A, Class D
3.17%, 11/20/37 (1) 267 265
Sierra Timeshare Receivables Funding
Series 2021-2A, Class A
1.35%, 9/20/38 (1) 99 97
Sierra Timeshare Receivables Funding
Series 2025-2A, Class B
4.93%, 4/20/44 (1) 93 94
SOUND POINT XXII
Series 2019-1A, Class BRR, CLO, FRN
3M TSFR + 1.65%, 5.975%, 1/20/32 (1) 250 250
Stratus Funding
Series 2025-1A, Class B, CLO, FRN
3M TSFR + 1.45%, 5.789%, 7/15/33 (1) 250 250
Symphony XIX
Series 2018-19A, Class B, CLO, FRN
3M TSFR + 1.612%, 5.929%, 4/16/31 (1) 250 250
Symphony XXIII
Series 2020-23A, Class AR2, CLO, FRN
3M TSFR + 0.90%, 5.218%, 1/15/34 (1) 225 225
THL Credit Wind River
Series 2015-1A, Class A1R3, CLO, FRN
3M TSFR + 1.20%, 5.525%, 10/20/30 (1) 16 16
THL Credit Wind River
Series 2019-3A, Class CR2, CLO, FRN
3M TSFR + 2.00%, 6.318%, 4/15/31 (1) 145 145
TIAA
Series 2016-1A, Class ARR, CLO, FRN
3M TSFR + 1.25%, 5.575%, 7/20/31 (1) 94 94

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
TIAA IV
Series 2018-1A, Class A2R, CLO, FRN
3M TSFR + 1.75%, 6.075%, 1/20/32 (1) 250 251
TPIC SPV I
Series 2024-1A, Class A
7.131%, 11/30/44, Acquisition Date: 12/10/24, Cost $127 (3)(4) 127 127
Tricon Residential Trust
Series 2024-SFR2, Class A
4.75%, 6/17/40 (1) 100 100
Trinitas IX
Series 2018-9A, Class ARRR, CLO, FRN
3M TSFR + 1.20%, 5.525%, 1/20/32 (1) 68 68
Trinitas VI
Series 2017-6A, Class ARRR, CLO, FRN
3M TSFR + 1.33%, 5.648%, 1/25/34 (1) 250 250
Trinitas VII
Series 2017-7A, Class A1R2, CLO, FRN
3M TSFR + 1.06%, 5.378%, 1/25/35 (1) 250 250
Verdant Receivables
Series 2023-1A, Class A2
6.24%, 1/13/31 (1) 57 58
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 79 81
Verizon Master Trust
Series 2024-4, Class B
5.40%, 6/20/29  30 30
Verizon Master Trust
Series 2024-4, Class C
5.60%, 6/20/29  30 30
Verizon Master Trust
Series 2024-6, Class B
4.42%, 8/20/30  185 185
Verizon Master Trust
Series 2025-1, Class B
4.94%, 1/21/31  45 46
Voya
Series 2018-3A, Class BR2, CLO, FRN
3M TSFR + 1.80%, 6.118%, 10/15/31 (1) 250 250
Wellfleet
Series 2021-1A, Class BR, CLO, FRN
3M TSFR + 1.65%, 5.975%, 4/20/34 (1) 250 250
19,177
Student Loan  0.8%
Navient Private Education Loan Trust
Series 2020-A, Class A2A
2.46%, 11/15/68 (1) 37 35

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Navient Private Education Refi Loan Trust
Series 2019-A, Class A2A
3.42%, 1/15/43 (1) 10 10
Navient Private Education Refi Loan Trust
Series 2019-CA, Class A2
3.13%, 2/15/68 (1) 123 122
Navient Private Education Refi Loan Trust
Series 2019-D, Class A2A
3.01%, 12/15/59 (1) 51 50
Navient Private Education Refi Loan Trust
Series 2019-GA, Class A
2.40%, 10/15/68 (1) 30 29
Navient Private Education Refi Loan Trust
Series 2020-DA, Class A
1.69%, 5/15/69 (1) 55 52
SMB Private Education Loan Trust
Series 2017-B, Class B
3.50%, 12/16/41 (1) 150 146
SMB Private Education Loan Trust
Series 2020-A, Class A2A
2.23%, 9/15/37 (1) 211 204
SMB Private Education Loan Trust
Series 2021-A, Class A2A1, FRN
1M TSFR + 0.844%, 5.208%, 1/15/53 (1) 111 110
SMB Private Education Loan Trust
Series 2021-A, Class B
2.31%, 1/15/53 (1) 62 61
SMB Private Education Loan Trust
Series 2025-A, Class A1A
5.13%, 4/15/54 (1) 97 99
918
Total Asset-Backed Securities (Cost $26,309) 26,512
BANK LOANS  0.7% (5)
Capital Goods  0.2%
CPM Holdings, FRN, 1M TSFR + 4.50%, 8.78%, 9/28/28  249 243
Proampac PG Borrower, FRN, 1M TSFR + 4.00%, 9/15/28 (2) 25 25
Proampac PG Borrower, FRN, 3M TSFR + 4.00%, 9/15/28 (2) 20 20
288
Communications  0.1%
CSC Holdings, FRN, 3M USD PRIME + 1.50%, 9.00%, 4/15/27  79 77
77

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Consumer Cyclical  0.0%
IRB Holding, FRN, 1M TSFR + 2.50%, 6.816%, 12/15/27  40 40
40
Insurance  0.3%
Asurion, FRN, 1M TSFR + 4.25%, 8/19/28 (2) 170 169
Asurion, FRN, 1M TSFR + 5.25%, 9.68%, 1/31/28  145 141
310
Technology  0.1%
Sabre GLBL, FRN, 1M TSFR + 3.50%, 7.93%, 12/17/27  69 65
Sabre GLBL, FRN, 1M TSFR + 3.50%, 7.93%, 12/17/27  46 44
109
Total Bank Loans (Cost $828) 824
CORPORATE BONDS  36.7%
Banking  7.8%
Ally Financial, VR, 6.848%, 1/3/30 (6) 250 270
American Express, VR, 4.731%, 4/25/29 (6) 230 234
American Express, VR, 5.645%, 4/23/27 (6) 200 202
Banco de Bogota, 6.25%, 5/12/26  200 201
Banco de Credito del Peru, VR, 3.25%, 9/30/31 (6) 200 196
Bank of America, VR, 4.623%, 5/9/29 (6) 250 252
Bank of America, VR, 5.08%, 1/20/27 (6) 150 151
Bank of New York Mellon, VR, 4.729%, 4/20/29 (6) 250 254
Barclays, VR, 5.086%, 2/25/29 (6) 400 406
Barclays, VR, 7.325%, 11/2/26 (6) 200 201
BNP Paribas, VR, 4.792%, 5/9/29 (1)(6) 360 363
Capital One Financial, VR, 5.70%, 2/1/30 (6) 35 36
Capital One Financial, VR, 6.312%, 6/8/29 (6) 225 236
Credit Agricole, VR, 5.222%, 5/27/31 (1)(6) 250 255
Danske Bank, VR, 4.613%, 10/2/30 (1)(6) 200 202
Danske Bank, VR, 5.427%, 3/1/28 (1)(6) 200 204
Goldman Sachs Group, VR, 4.937%, 4/23/28 (6) 165 166
Goldman Sachs Group, VR, 5.218%, 4/23/31 (6) 160 165
HDFC Bank, 5.686%, 3/2/26  200 201
HSBC Holdings, VR, 4.899%, 3/3/29 (6) 200 203
HSBC Holdings, VR, 5.13%, 11/19/28 (6) 200 203
HSBC Holdings, VR, 5.597%, 5/17/28 (6) 200 204
ING Groep, VR, 4.858%, 3/25/29 (6) 200 203
Ipoteka-Bank ATIB, 5.50%, 11/19/25  200 200
JPMorgan Chase, VR, 4.979%, 7/22/28 (6) 200 203
JPMorgan Chase, VR, 5.04%, 1/23/28 (6) 95 96
JPMorgan Chase, VR, 5.103%, 4/22/31 (6) 190 196

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Lloyds Banking Group, VR, 5.462%, 1/5/28 (6) 200 203
Manufacturers & Traders Trust, VR, 4.762%, 7/6/28 (6) 250 252
Morgan Stanley, VR, 4.994%, 4/12/29 (6) 145 148
NatWest Group, VR, 7.472%, 11/10/26 (6) 200 201
PNC Financial Services Group, VR, 4.758%, 1/26/27 (6) 120 120
Santander Holdings USA, VR, 5.473%, 3/20/29 (6) 235 241
Santander Holdings USA, VR, 6.124%, 5/31/27 (6) 20 20
Societe Generale, VR, 5.249%, 5/22/29 (1)(6) 200 203
Societe Generale, VR, 5.50%, 4/13/29 (1)(6) 200 204
Societe Generale, VR, 5.519%, 1/19/28 (1)(6) 300 304
Standard Chartered, VR, 5.688%, 5/14/28 (1)(6) 200 204
Standard Chartered, VR, 6.17%, 1/9/27 (1)(6) 200 201
Truist Financial, VR, 6.047%, 6/8/27 (6) 200 202
U.S. Bancorp, VR, 5.384%, 1/23/30 (6) 30 31
Wells Fargo, VR, 4.97%, 4/23/29 (6) 395 402
Wells Fargo, Series W, VR, 4.90%, 1/24/28 (6) 120 121
8,760
Basic Industry  1.7%
ABJA Investment, 5.45%, 1/24/28  220 224
Celanese U.S. Holdings, 1.40%, 8/5/26  150 144
Celanese U.S. Holdings, 6.665%, 7/15/27  94 96
CVR Partners, 6.125%, 6/15/28 (1) 235 234
FMC, 3.45%, 10/1/29  200 189
Klabin Austria, 4.875%, 9/19/27  200 200
Krakatau Posco, 6.375%, 6/11/27  200 204
Nutrien, 4.90%, 3/27/28  50 51
POSCO, 5.625%, 1/17/26 (1) 200 201
Sasol Financing USA, 4.375%, 9/18/26  260 258
Sherwin-Williams, 4.55%, 3/1/28  40 40
WR Grace Holdings, 4.875%, 6/15/27 (1) 132 131
1,972
Brokerage Asset Managers Exchanges  0.6%
AG Issuer, 6.25%, 3/1/28 (1) 200 200
LPL Holdings, 4.90%, 4/3/28  95 96
LPL Holdings, 5.70%, 5/20/27  291 297
LPL Holdings, 6.75%, 11/17/28  45 48
641
Capital Goods  1.5%
AGCO, 5.45%, 3/21/27  250 253
Amrize Finance U.S., 4.70%, 4/7/28 (1) 90 91
Amrize Finance U.S., 4.95%, 4/7/30 (1) 70 71
BAE Systems, 5.00%, 3/26/27 (1) 200 202
Boeing, 2.196%, 2/4/26  80 79

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Boeing, 3.20%, 3/1/29  250 240
Boeing, 6.259%, 5/1/27  133 137
Huntington Ingalls Industries, 5.353%, 1/15/30  25 26
Madison IAQ, 4.125%, 6/30/28 (1) 220 214
Owens Corning, 5.50%, 6/15/27  50 51
Regal Rexnord, 6.05%, 2/15/26  75 75
Republic Services, 4.875%, 4/1/29  20 21
RTX, 6.70%, 8/1/28  86 91
RTX, 7.00%, 11/1/28  119 127
1,678
Communications  2.4%
American Tower, 3.55%, 7/15/27  200 198
Crown Castle, 4.30%, 2/15/29  250 249
Crown Castle, 5.00%, 1/11/28  175 177
Crown Castle, 5.60%, 6/1/29  105 109
Crown Castle Towers, 4.241%, 7/15/28 (1) 445 440
KT, 4.125%, 2/2/28 (1) 200 199
NTT Finance, 4.62%, 7/16/28 (1) 200 202
Rogers Communications, 5.00%, 2/15/29  300 306
SBA Tower Trust, 1.631%, 11/15/26 (1) 250 242
SBA Tower Trust, 2.328%, 1/15/28 (1) 75 71
SBA Tower Trust, 4.831%, 10/15/29 (1) 250 250
SBA Tower Trust, 6.599%, 1/15/28 (1) 115 119
Veon Midco, 3.375%, 11/25/27  200 186
2,748
Consumer Cyclical  5.6%
Adient Global Holdings, 8.25%, 4/15/31 (1)(7) 215 226
BMW U.S. Capital, 4.60%, 8/13/27 (1) 75 76
BMW U.S. Capital, 4.75%, 3/21/28 (1) 350 355
Carvana, 9.00%, 12/1/28, (9.00% Cash or 12.00% PIK until
8/15/25 then 9.00% Cash to maturity) (1)(8) 180 184
CBRE Services, 4.80%, 6/15/30  95 97
Cencosud, 4.375%, 7/17/27 (1) 200 200
Daimler Truck Finance North America, 4.30%, 8/12/27 (1) 150 150
Daimler Truck Finance North America, 5.00%, 1/15/27 (1) 150 152
Daimler Truck Finance North America, 5.15%, 1/16/26 (1) 150 151
Darden Restaurants, 4.35%, 10/15/27  85 85
Dollar General, 4.125%, 5/1/28  200 199
Ford Motor Credit, 5.918%, 3/20/28  400 406
Ford Motor Credit, 6.798%, 11/7/28  200 208
General Motors, 5.35%, 4/15/28 (7) 125 127
General Motors Financial, 5.05%, 4/4/28  275 279
General Motors Financial, 5.35%, 7/15/27  250 254

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
General Motors Financial, 5.40%, 4/6/26  155 156
General Motors Financial, 5.40%, 5/8/27  80 81
General Motors Financial, 5.55%, 7/15/29  45 46
Hyundai Capital America, 4.85%, 3/25/27 (1) 210 212
Hyundai Capital America, 4.875%, 6/23/27 (1)(7) 300 302
Hyundai Capital America, 5.50%, 3/30/26 (1) 80 81
Hyundai Capital America, 5.65%, 6/26/26 (1)(7) 200 202
Hyundai Capital America, 6.25%, 11/3/25 (1) 50 50
LG Energy Solution, 5.375%, 7/2/27  205 208
Marriott International, 4.90%, 4/15/29  21 22
Melco Resorts Finance, 5.625%, 7/17/27  210 210
Odeon Finco, 12.75%, 11/1/27 (1)(7) 200 207
O'Reilly Automotive, 4.35%, 6/1/28  250 251
Sands China, 3.80%, 1/8/26  200 199
Stellantis Finance U.S., 5.35%, 3/17/28 (1) 200 202
Uber Technologies, 4.50%, 8/15/29 (1) 138 138
Vivo Energy Investments, 5.125%, 9/24/27  200 199
Volkswagen Group of America Finance, 4.85%, 8/15/27 (1) 200 201
Volkswagen Group of America Finance, 6.00%, 11/16/26 (1) 200 203
6,319
Consumer Non-Cyclical  3.0%
BAT International Finance, 4.448%, 3/16/28  300 301
Cardinal Health, 4.50%, 9/15/30  135 135
Cencora, 4.625%, 12/15/27  55 56
Cencora, 4.85%, 12/15/29  30 31
Conagra Brands, 5.00%, 8/1/30  50 50
CSL Finance, 3.85%, 4/27/27 (1) 25 25
CVS Health, 2.875%, 6/1/26  80 79
CVS Health, 4.30%, 3/25/28  250 250
HCA, 5.00%, 3/1/28  220 224
HCA, 5.625%, 9/1/28  200 206
Icon Investments Six, 5.809%, 5/8/27  450 459
Imperial Brands Finance, 4.50%, 6/30/28 (1) 200 201
IQVIA, 6.25%, 2/1/29  65 68
Japan Tobacco, 4.85%, 5/15/28 (1) 320 325
KT&G, 5.00%, 5/2/28  200 204
LifePoint Health, 11.00%, 10/15/30 (1) 220 242
Newell Brands, 8.50%, 6/1/28 (1) 176 186
Solventum, 5.45%, 2/25/27  105 107
Teva Pharmaceutical Finance Netherlands III, 3.15%, 10/1/26  105 103
TreeHouse Foods, 4.00%, 9/1/28  180 167
3,419

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Electric  1.3%
Adani Transmission Step-One, 4.00%, 8/3/26  200 198
American Electric Power, 5.20%, 1/15/29  105 108
DTE Energy, 4.95%, 7/1/27  40 40
Duke Energy, 4.30%, 3/15/28  400 402
FirstEnergy, Series B, 3.90%, 7/15/27  135 134
FirstEnergy Transmission, 4.55%, 1/15/30  30 30
NextEra Energy Capital Holdings, 4.685%, 9/1/27  75 76
Niagara Mohawk Power, 4.647%, 10/3/30 (1) 160 161
PacifiCorp, 5.10%, 2/15/29  30 31
Trans-Allegheny Interstate Line, 5.00%, 1/15/31 (1) 45 46
Vistra Operations, 5.05%, 12/30/26 (1) 40 40
XPLR Infrastructure Operating Partners, 7.25%, 1/15/29 (1)(7) 200 204
1,470
Energy  3.9%
AmeriGas Partners, 5.75%, 5/20/27  260 259
Canadian Natural Resources, 3.85%, 6/1/27  150 149
Columbia Pipelines Holding, 6.055%, 8/15/26 (1) 5 5
Comstock Resources, 6.75%, 3/1/29 (1) 165 162
Crescent Energy Finance, 9.25%, 2/15/28 (1) 118 123
Diamondback Energy, 3.50%, 12/1/29  300 289
Diamondback Energy, 5.20%, 4/18/27  40 41
Enbridge, 4.60%, 6/20/28  55 55
Geopark, 5.50%, 1/17/27  200 187
HF Sinclair, 5.75%, 1/15/31  125 129
Hilcorp Energy I, 6.25%, 11/1/28 (1) 190 190
Kinder Morgan, 5.15%, 6/1/30  130 134
Kosmos Energy, 7.125%, 4/4/26  200 199
Medco Bell, 6.375%, 1/30/27  200 201
MPLX, 4.80%, 2/15/31  460 459
NGL Energy Operating, 8.125%, 2/15/29 (1) 200 204
Occidental Petroleum, 3.20%, 8/15/26  150 148
Occidental Petroleum, 5.20%, 8/1/29  70 71
ONEOK, 4.25%, 9/24/27  115 115
ONEOK, 4.85%, 7/15/26  66 66
ONEOK, 5.55%, 11/1/26  60 61
South Bow USA Infrastructure Holdings, 4.911%, 9/1/27  80 81
Tengizchevroil Finance International, 4.00%, 8/15/26  200 199
Transocean Aquila, 8.00%, 9/30/28 (1) 204 209
Valero Energy, 5.15%, 2/15/30  60 62
Venture Global LNG, 8.125%, 6/1/28 (1) 190 197
Williams, 4.625%, 6/30/30  150 150

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Williams, 5.30%, 8/15/28  200 206
4,351
Finance Companies  1.2%
AerCap Ireland Capital, 6.10%, 1/15/27  150 153
Avolon Holdings Funding, 6.375%, 5/4/28 (1) 115 120
GATX, 5.40%, 3/15/27  40 41
Midcap Financial Issuer Trust, 6.50%, 5/1/28 (1) 200 199
Navient, 5.00%, 3/15/27  85 84
Navient, 11.50%, 3/15/31  230 261
OneMain Finance, 3.50%, 1/15/27  85 83
Shriram Finance, 6.625%, 4/22/27  200 204
Tata Capital, 5.389%, 7/21/28  200 204
1,349
Financial Other  0.2%
Emaar Sukuk, 3.635%, 9/15/26  200 198
198
Industrial Other  1.0%
Bidvest Group U.K., 3.625%, 9/23/26  200 197
Booz Allen Hamilton, 3.875%, 9/1/28 (1) 525 514
GMR Hyderabad International Airport, 4.25%, 10/27/27  220 217
Gohl Capital, 4.25%, 1/24/27  200 199
1,127
Insurance  2.7%
Aspen Insurance Holdings, 5.75%, 7/1/30  70 73
Athene Global Funding, 5.684%, 2/23/26 (1) 230 231
Brown & Brown, 4.70%, 6/23/28  55 56
Centene, 4.625%, 12/15/29  375 359
CNO Global Funding, 1.75%, 10/7/26 (1) 150 146
CNO Global Funding, 4.95%, 9/9/29 (1) 45 46
Corebridge Financial, 3.65%, 4/5/27  200 198
Corebridge Global Funding, 4.25%, 8/21/28 (1) 135 135
Corebridge Global Funding, 5.20%, 1/12/29 (1) 40 41
Equitable America Global Funding, 4.65%, 6/9/28 (1) 175 177
Fortitude Group Holdings, 6.25%, 4/1/30 (1) 190 197
GA Global Funding Trust, 5.40%, 1/13/30 (1) 150 155
Health Care Service Corp. A Mutual Legal Reserve, 5.20%,
6/15/29 (1) 65 67
Humana, 5.75%, 3/1/28  25 26
Humana, 5.75%, 12/1/28  225 234
Jackson National Life Global Funding, 5.50%, 1/9/26 (1) 175 175
Jackson National Life Global Funding, 5.60%, 4/10/26 (1) 250 252
Principal Life Global Funding II, 4.60%, 8/19/27 (1) 55 55
RGA Global Funding, 4.35%, 8/25/28 (1) 320 321

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Sammons Financial Group Global Funding, 5.05%, 1/10/28 (1) 55 56
3,000
Natural Gas  0.5%
APA Infrastructure, 4.25%, 7/15/27 (1) 500 499
NiSource, 5.25%, 3/30/28  25 26
525
Real Estate Investment Trusts  0.4%
MPT Operating Partnership, 5.00%, 10/15/27 (7) 215 203
Service Properties Trust, 4.75%, 10/1/26  189 187
Service Properties Trust, 5.50%, 12/15/27  100 99
489
Technology  2.5%
Atlassian, 5.25%, 5/15/29  40 41
Fiserv, 4.20%, 10/1/28  175 175
Fiserv, 4.55%, 2/15/31  140 140
Foundry JV Holdco, 5.50%, 1/25/31 (1) 200 207
Foundry JV Holdco, 5.90%, 1/25/30 (1) 200 211
Keysight Technologies, 5.35%, 7/30/30  115 119
Marvell Technology, 4.75%, 7/15/30  60 61
Marvell Technology, 4.875%, 6/22/28  250 253
Micron Technology, 5.375%, 4/15/28  150 154
Neptune Bidco U.S., 9.29%, 4/15/29 (1) 270 268
NXP, 4.30%, 8/19/28  75 75
NXP, 5.55%, 12/1/28  300 311
Paychex, 5.10%, 4/15/30  149 153
SK Hynix, 6.25%, 1/17/26 (1) 200 202
Verisk Analytics, 4.50%, 8/15/30  175 176
Western Union, 1.35%, 3/15/26  304 299
2,845
Transportation  0.4%
Element Fleet Management, 5.037%, 3/25/30 (1) 120 122
Penske Truck Leasing, 5.35%, 1/12/27 (1) 40 40
Penske Truck Leasing, 5.75%, 5/24/26 (1) 105 106
TAV Havalimanlari Holding, 8.50%, 12/7/28  200 210
478
Total Corporate Bonds (Cost $40,762) 41,369
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  2.2%
Government Sponsored  0.5%
First Abu Dhabi Bank, 5.125%, 10/13/27  200 204

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
MEGlobal, 2.625%, 4/28/28  400 381
585
Owned No Guarantee  1.5%
Axiata, 4.357%, 3/24/26  200 200
Bank Mandiri Persero, 5.50%, 4/4/26  200 202
Bank Negara Indonesia Persero, 3.75%, 3/30/26  200 198
Corp. Nacional del Cobre de Chile, 3.00%, 9/30/29  230 216
Ma'aden Sukuk, 5.25%, 2/13/30 (1) 200 206
Pertamina Persero, 1.40%, 2/9/26  200 197
QNB Finance, 1.375%, 1/26/26  200 197
State Bank of India, 1.80%, 7/13/26  200 196
1,612
Sovereign  0.2%
Eagle Funding Luxco, 5.50%, 8/17/30 (1) 250 254
254
Total Foreign Government Obligations & Municipalities
(Cost $2,425) 2,451
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  8.4%
Collateralized Mortgage Obligations  5.5%
Angel Oak Mortgage Trust
Series 2025-5, Class A1, CMO, STEP
5.573%, 4/25/70 (1) 322 325
Bellemeade Re
Series 2022-1, Class M1B, CMO, ARM
SOFR30A + 2.15%, 6.50%, 1/26/32 (1) 57 57
COLT Mortgage Loan Trust
Series 2020-3, Class A1, CMO, ARM
1.506%, 4/27/65 (1) 3 3
COLT Mortgage Loan Trust
Series 2024-6, Class A2, CMO, STEP
5.644%, 11/25/69 (1) 172 173
COLT Mortgage Loan Trust
Series 2024-INV4, Class A3, CMO, STEP
6.111%, 5/25/69 (1) 89 90
COLT Mortgage Loan Trust
Series 2025-4, Class A1, CMO, STEP
5.794%, 4/25/70 (1) 93 94
COLT Mortgage Loan Trust
Series 2025-INV2, Class A1, CMO, STEP
5.601%, 2/25/70 (1) 106 107

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Connecticut Avenue Securities Trust
Series 2021-R01, Class 1M2, CMO, ARM
SOFR30A + 1.55%, 5.898%, 10/25/41 (1) 120 120
Connecticut Avenue Securities Trust
Series 2024-R04, Class 1A1, CMO, ARM
SOFR30A + 1.00%, 5.348%, 5/25/44 (1) 157 157
Connecticut Avenue Securities Trust
Series 2025-R03, Class 2A1, CMO, ARM
SOFR30A + 1.45%, 5.798%, 3/25/45 (1) 102 103
Cross Mortgage Trust
Series 2024-H6, Class A2, CMO, STEP
5.383%, 9/25/69 (1) 184 184
EFMT
Series 2024-INV2, Class A1, CMO, STEP
5.035%, 10/25/69 (1) 93 93
EFMT
Series 2024-INV2, Class A2, CMO, STEP
5.289%, 10/25/69 (1) 93 93
EFMT
Series 2024-NQM1, Class A1B, CMO, STEP
5.81%, 11/25/69 (1) 160 162
EFMT
Series 2025-INV2, Class A1, CMO, STEP
5.387%, 5/26/70 (1) 207 208
Flagstar Mortgage Trust
Series 2019-1INV, Class A11, CMO, ARM
1M TSFR + 1.064%, 5.387%, 10/25/49 (1) 14 13
Flagstar Mortgage Trust
Series 2020-1INV, Class A11, CMO, ARM
1M TSFR + 0.964%, 5.287%, 3/25/50 (1) 63 60
Freddie Mac Whole Loan Securities Trust
Series 2017-SC02, Class M1, CMO, ARM
3.848%, 5/25/47 (1) 23 23
GCAT Trust
Series 2025-NQM1, Class A1, CMO, STEP
5.373%, 11/25/69 (1) 258 260
GS Mortgage-Backed Securities Trust
Series 2025-NQM3, Class A1, CMO, STEP
5.137%, 11/25/65 (1) 240 240
HOMES Trust
Series 2025-NQM2, Class A1, CMO, STEP
5.425%, 2/25/70 (1) 194 195
HOMES Trust
Series 2025-NQM4, Class A1, CMO, STEP
5.22%, 8/25/70 (1) 150 150

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
HOMES Trust
Series 2025-NQM4, Class A2, CMO, STEP
5.474%, 8/25/70 (1) 498 500
JPMorgan Mortgage Trust
Series 2019-INV2, Class A3, CMO, ARM
3.50%, 2/25/50 (1) 65 59
JPMorgan Mortgage Trust
Series 2025-DSC1, Class A1, CMO, ARM
5.577%, 9/25/65 (1) 218 220
JPMorgan Mortgage Trust
Series 2025-DSC2, Class A1B, CMO, STEP
5.195%, 10/25/65 (1) 50 50
JPMorgan Mortgage Trust
Series 2025-NQM3, Class A1, CMO, ARM
5.495%, 11/25/65 (1) 486 490
MFA Trust
Series 2021-INV1, Class A1, CMO, ARM
0.852%, 1/25/56 (1) 30 29
Morgan Stanley Residential Mortgage Loan Trust
Series 2025-DSC2, Class A1, CMO, STEP
5.443%, 7/25/70 (1) 100 100
New Residential Mortgage Loan Trust
Series 2021-NQ1R, Class A3, CMO, ARM
1.198%, 7/25/55 (1) 39 35
New Residential Mortgage Loan Trust
Series 2025-NQM4, Class A2, CMO, STEP
5.603%, 7/25/65 (1) 495 499
OBX Trust
Series 2019-EXP3, Class 1A9, CMO, ARM
3.50%, 10/25/59 (1) 85 78
OBX Trust
Series 2019-EXP3, Class 2A1, CMO, ARM
1M TSFR + 1.014%, 5.337%, 10/25/59 (1) 23 23
OBX Trust
Series 2019-INV2, Class A25, CMO, ARM
4.00%, 5/27/49 (1) 34 32
OBX Trust
Series 2020-EXP1, Class 2A1B, CMO, ARM
1M TSFR + 0.864%, 5.187%, 2/25/60 (1) 46 46
PENN Commercial Mortgage Trust
Series 2025-P11, Class A, ARM
5.522%, 8/10/42 (1) 310 315
RCKT Mortgage Trust
Series 2024-CES8, Class A1A, CMO, STEP
5.49%, 11/25/44 (1) 89 90

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
RCKT Mortgage Trust
Series 2025-CES3, Class A1A, CMO, STEP
5.553%, 3/25/55 (1) 194 196
Starwood Mortgage Residential Trust
Series 2020-INV1, Class A3, CMO, ARM
1.593%, 11/25/55 (1) 11 11
Structured Agency Credit Risk Debt Notes
Series 2021-DNA5, Class M2, CMO, ARM
SOFR30A + 1.65%, 5.998%, 1/25/34 (1) 30 30
Structured Agency Credit Risk Debt Notes
Series 2023-HQA3, Class A1, CMO, ARM
SOFR30A + 1.85%, 6.198%, 11/25/43 (1) 89 90
Structured Agency Credit Risk Debt Notes
Series 2024-DNA3, Class A1, CMO, ARM
SOFR30A + 1.05%, 5.398%, 10/25/44 (1) 76 77
Structured Agency Credit Risk Debt Notes
Series 2025-DNA1, Class A1, CMO, ARM
SOFR30A + 0.95%, 5.298%, 1/25/45 (1) 21 21
Verus Securitization Trust
Series 2021-2, Class A3, CMO, ARM
1.545%, 2/25/66 (1) 99 89
Verus Securitization Trust
Series 2021-R1, Class A2, CMO, ARM
1.057%, 10/25/63 (1) 9 9
Verus Securitization Trust
Series 2021-R2, Class A3, CMO, ARM
1.227%, 2/25/64 (1) 37 34
Verus Securitization Trust
Series 2023-8, Class A2, CMO, STEP
6.664%, 12/25/68 (1) 67 68
Verus Securitization Trust
Series 2025-3, Class A1, CMO, STEP
5.623%, 5/25/70 (1) 105 106
6,207
Commercial Mortgage-Backed Securities  2.8%
Alen Mortgage Trust
Series 2021-ACEN, Class A, ARM
1M TSFR + 1.264%, 5.628%, 4/15/34 (1) 70 68
BANK
Series 2024-BNK47, Class A1
5.523%, 6/15/57  29 30
BANK5
Series 2024-5YR11, Class AS
6.139%, 11/15/57  55 57
BANK5
Series 2024-5YR12, Class AS, ARM
6.122%, 12/15/57  95 100

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
BANK5
Series 2024-5YR9, Class A1
4.889%, 8/15/57  163 164
BBCMS Trust
Series 2015-SRCH, Class D, ARM
5.122%, 8/10/35 (1) 100 94
Benchmark Mortgage Trust
Series 2024-V11, Class AM, ARM
6.201%, 11/15/57  55 58
Benchmark Mortgage Trust
Series 2024-V6, Class A1
5.568%, 3/15/57  39 39
Benchmark Mortgage Trust
Series 2024-V8, Class A1
5.514%, 7/15/57  24 24
Benchmark Mortgage Trust
Series 2025-B41, Class A1
4.401%, 7/15/68  100 100
BMO Mortgage Trust
Series 2024-5C4, Class A3, ARM
6.526%, 5/15/57  500 533
BX Commercial Mortgage Trust
Series 2024-GPA3, Class B, ARM
1M TSFR + 1.642%, 6.005%, 12/15/39 (1) 50 51
BX Commercial Mortgage Trust
Series 2024-MDHS, Class B, ARM
1M TSFR + 1.841%, 6.204%, 5/15/41 (1) 152 152
BX Commercial Mortgage Trust
Series 2024-SLCT, Class C, ARM
1M TSFR + 2.392%, 6.755%, 1/15/42 (1) 155 154
CD Mortgage Trust
Series 2016-CD1, Class B, ARM
3.077%, 8/10/49  100 83
CENT
Series 2025-CITY, Class A, ARM
5.091%, 7/10/40 (1) 120 122
Citigroup Commercial Mortgage Trust
Series 2016-C1, Class AS
3.514%, 5/10/49  200 197
HILT Commercial Mortgage Trust
Series 2024-ORL, Class C, ARM
1M TSFR + 2.44%, 6.803%, 5/15/37 (1) 105 105
HYT Commercial Mortgage Trust
Series 2024-RGCY, Class A, ARM
1M TSFR + 1.841%, 6.205%, 9/15/41 (1) 120 120

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-NINE, Class A, ARM
2.949%, 9/6/38 (1) 330 324
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-WPT, Class BFL, ARM
1M TSFR + 1.489%, 5.841%, 7/5/33 (1) 59 50
MED Commercial Mortgage Trust
Series 2024-MOB, Class A, ARM
1M TSFR + 1.592%, 5.955%, 5/15/41 (1) 100 99
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2025-C35, Class A1
4.609%, 8/15/58  250 251
SDR Commercial Mortgage Trust
Series 2024-DSNY, Class B, ARM
1M TSFR + 1.741%, 6.104%, 5/15/39 (1) 100 100
TX Trust
Series 2024-HOU, Class B, ARM
1M TSFR + 2.091%, 6.454%, 6/15/39 (1) 100 100
3,175
Residential Mortgage  0.1%
Finance of America HECM Buyout
Series 2024-HB1, Class A1A, ARM
4.00%, 10/1/34 (1) 73 73
73
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $9,450) 9,455
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  7.3%
U.S. Government Agency Obligations  6.6%
Federal Home Loan Mortgage, UMBS
4.50%, 9/1/52 - 10/1/53  541 523
5.00%, 2/1/53  109 108
5.50%, 10/1/54 - 7/1/55  649 655
6.00%, 10/1/54 - 6/1/55  1,174 1,202
6.50%, 6/1/55  160 166
Federal Home Loan Mortgage Multifamily Structured PTC,
2.958%, 7/25/26  27 27
Federal Home Loan Mortgage Multifamily Structured PTC, ARM
3.78%, 10/25/28  250 249
4.06%, 10/25/28  106 106
Federal National Mortgage Assn., UMBS
4.50%, 10/1/37 - 2/1/54  729 709
5.00%, 5/1/53 - 1/1/55  1,181 1,172

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
5.50%, 8/1/53 - 10/1/54  1,065 1,078
6.00%, 6/1/54 - 8/1/54  339 349
6.50%, 2/1/54 - 2/1/55  758 785
UMBS, TBA, 5.00%, 9/1/55 (9) 285 281
7,410
U.S. Government Obligations  0.7%
Government National Mortgage Assn.
6.00%, 2/20/40 - 12/20/40  167 175
Government National Mortgage Assn., TBA, 6.50%, 9/20/55 (9) 615 633
808
Total U.S. Government & Agency Mortgage-Backed
Securities (Cost $8,149) 8,218
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED)  17.5%
U.S. Treasury Obligations  17.5%
U.S. Treasury Inflation-Indexed Notes, 1.625%, 4/15/30 (10) 1,535 1,567
U.S. Treasury Notes, 3.625%, 8/31/27  4,500 4,501
U.S. Treasury Notes, 3.875%, 7/31/27  1,160 1,165
U.S. Treasury Notes, 3.875%, 7/15/28  2,870 2,892
U.S. Treasury Notes, 4.125%, 1/31/27  1,395 1,402
U.S. Treasury Notes, 4.125%, 2/28/27  3,035 3,052
U.S. Treasury Notes, 4.125%, 11/15/27  1,115 1,127
U.S. Treasury Notes, 4.25%, 11/30/26  1,645 1,654
U.S. Treasury Notes, 4.25%, 1/15/28  1,425 1,446
U.S. Treasury Notes, 4.25%, 2/15/28  925 939
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $19,613) 19,745
SHORT-TERM INVESTMENTS  8.4%
Commercial Paper  2.7%
4(2)  2.7%(11)
Brunswick, 5.105%, 9/4/25  500 500
Canadian Natural Resources, 4.83%, 9/25/25  500 498
FMC, 5.428%, 9/18/25  500 499
Harley-Davidson Financial Services, 5.069%, 10/17/25  500 497
HCA, 5.076%, 9/9/25  500 499
Ovintiv, 5.019%, 9/22/25  500 498
2,991

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Money Market Funds  5.7%
T. Rowe Price Government Reserve Fund, 4.37% (12)(13) 6,449 6,449
6,449
Total Short-Term Investments (Cost $9,441) 9,440
SECURITIES LENDING COLLATERAL  1.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 1.3%
Money Market Funds 1.3%
T. Rowe Price Government Reserve Fund, 4.37% (12)(13) 1,454 1,454
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 1,454
Total Securities Lending Collateral (Cost $1,454) 1,454
Total Investments in Securities 106.0%
(Cost $118,431) $ 119,468
Other Assets Less Liabilities (6.0)% (6,788)
Net Assets 100.0% $ 112,680
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $47,969 and represents 42.6% of net assets.
(2) All or a portion of this loan is unsettled as of August 31, 2025. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Level 3 in fair value hierarchy.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $127 and represents 0.1% of net assets.

T. ROWE PRICE Short Duration Income Fund

.
.
.
.
.
.
.
.
.
.
(5) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(6) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(7) All or a portion of this security is on loan at August 31, 2025.
(8) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(9) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $914 and represents 0.8% of net assets.
(10) At August 31, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(11) Commercial paper exempt from registration under Section 4(2) of the
Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors".
Total value of such securities at period-end amounts to $2,991 and represents 2.7% of net assets.
(12) Seven-day yield
(13) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
FRN Floating Rate Note
PIK Payment-in-kind
PRIME Prime rate
PTC Pass-Through Certificate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
UMBS Uniform Mortgage-Backed Securities
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Short Duration Income Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 57 U.S. Treasury Notes five year contracts 12/25 (6,240) $ (15)
Short, 26 U.S. Treasury Notes ten year contracts 12/25 (2,925) (13)
Long, 138 U.S. Treasury Notes two year contracts 12/25 28,778 32
Short, 6 Ultra U.S. Treasury Bonds contracts 12/25 (699) 3
Short, 6 Ultra U.S. Treasury Notes ten year
contracts 12/25 (686) (3)
Net payments (receipts) of variation margin to date 9
Variation margin receivable (payable) on open futures contracts $ 13

T. ROWE PRICE Short Duration Income Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.37% $ — $ — $ 24++
Totals $ —# $ — $ 24+
Supplementary Investment Schedule
Affiliate
Value
05/31/25
Purchase
Cost
Sales
Cost
Value
8/31/25
T. Rowe Price Government
Reserve Fund, 4.37% $ 2,217  ¤  ¤ $ 7,903
Total $ 7,903^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $24 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $7,903.

T. ROWE PRICE Short Duration Income Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Short-Term Bond Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Short Duration
Income Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification
Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United
States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Short Duration Income Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of

T. ROWE PRICE Short Duration Income Fund

the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 82,062 $ — $ 82,062
Asset-Backed Securities — 26,385 127 26,512
Short-Term Investments 6,449 2,991 — 9,440
Securities Lending Collateral 1,454 — — 1,454
Total Securities 7,903 111,438 127 119,468
Futures Contracts* 35 — — 35
Total $ 7,938 $ 111,438 $ 127 $ 119,503
Liabilities
Futures Contracts* $ 31 $ — $ — $ 31
1
Includes Bank Loans, Corporate Bonds, Foreign Government Obligations &
Municipalities, Non-U.S. Government Mortgage-Backed Securities, U.S. Government
& Agency Mortgage-Backed Securities and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Short Duration Income Fund

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F1305-054Q1 08/25